Annual Total Returns - Fidelity Limited Term Municipal Income Fund [BarChart] - 12.31 Fidelity Limited Term Municipal Income Fund AMCIZ PRO-13 - Fidelity Limited Term Municipal Income Fund - Fidelity Advisor Limited Term Municipal Income Fund: Class A
Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	4.03%
Annual Return 2012	1.84%
Annual Return 2013	(0.11%)
Annual Return 2014	1.87%
Annual Return 2015	0.76%
Annual Return 2016	(0.68%)
Annual Return 2017	2.00%
Annual Return 2018	0.93%
Annual Return 2019	3.83%
Annual Return 2020	3.04%